Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Operating lease right-of-use assets, net	16,205	9,873	1,405
Operating lease liabilities, current	1,843	1,247	177
Operating lease liabilities, non-current	4,137	2,362	336
Weighted average remaining lease terms	3.22 years	2.37 years
Weighted average discount rate	4.64%	4.62%

Schedule of Future Lease Payments Under Operating Leases

Future lease payments under operating leases as of December 31, 2025 were as follows:

As of December 31, 2025
RMB
FY2026	2,246
FY2027	1,528
FY2028	906
FY2029	426
FY2030	293
Total future lease payment	5,399
less: imputed interest	(1,790)
Represent value of future lease payments	3,609